Organization and Summary of Significant Accounting Policies - Fair Market Value of All Outstanding Peso Forward Contracts (Details) - Mexican Peso Forward Contracts $ in Thousands	Jul. 03, 2016 USD ($)
Other Long-Term Assets
Not Designated as Hedging Instruments:
Fair market value of derivative instruments, assets	$ 107
Other Current Liabilities
Not Designated as Hedging Instruments:
Fair market value of derivative instruments	$ 996